Share-based Compensation - Summary of the Non-vested Shares Activities (Details) - Non-vested shares - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Outstanding at the beginning of the period (in shares)	199,336	603,088	1,102,136
Granted (in shares)	350,500	77,500
Vested (in shares)	(199,336)	(419,752)	(484,678)
Forfeited (in shares)	(52,750)	(61,500)	(14,370)
Outstanding at the end of the period (in shares)	297,750	199,336	603,088
Outstanding at the beginning of the period (in dollars per share)	$ 0.671	$ 0.955	$ 0.933
Granted (in dollars per share)	0.841	1.545
Vested (in dollars per share)	0.671	1.112	1.043
Forfeited (in dollars per share)	0.615	1.545	0.907
Outstanding at the end of the period (in dollars per share)	$ 0.881	$ 0.671	$ 0.955